EQUITY: (Tables)	6 Months Ended
Jun. 30, 2018
EQUITY:
Schedule of grants of options to employees
The following are the grants of options to employees:

Date of grant	Number of options granted	Exercise price per option (USD)	Fair value on grant date- USD in thousands	Expiration date
January 2018	135,000	5.19	389	January 2025
February 2018	865,000	6.10 - 6.67	2,089	February 2025
March 2018	75,000	6.40 - 6.45	209	March 2025
June 2018	220,000	4.44	387	June 2025

Schedule of assumptions used in calculating options' fair value

The fair value of all of the options was calculated using the Black-Scholes options pricing model, and based on the following assumptions:

Date of grant	Share price on date of grant- in USD	Expected dividend	Expected volatility	Risk free interest*	Expected term
January 2018	6.05	None	46.32%	2.3%	5 years
February 2018	5.70 - 6.10	None	45.87% - 46.47%	2.5% - 2.7%	5 years
March 2018	6.40 - 6.45	None	46.03%	2.6%	5 years
June 2018	4.20	None	46.15%	2.7%	5 years

*	The risk-free interest rate was determined on the basis of the yield rates to maturity of unlinked government bonds bearing a fixed interest rate, whose maturity dates correspond to the expected exercise dates of the options.